Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Changes in Asset Retirement Obligation - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Asset Retirement Obligation [Abstract]
Asset retirement obligations beginning balance	$ 758,373	$ 714,315	$ 672,817
Asset retirement obligations ending balance	781,410	758,373	714,315
Accretion expense	$ 23,037	$ 44,058	$ 41,498